Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 373.0	$ 221.0
Guarantees	25.0	30.0
Deposits	284.0	281.0
Advances and credits, highest amount during the year	401.0	357.0
Guarantees, highest amount during the year	45.0	55.0
Deposits, highest amount during the year	3,190.0	874.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	$ 2.8	$ 4.7